Lease obligation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
Schedule of Lease Obligation

Amount
$

Balance – December 31, 2017	–

Leases recognized upon transition to IFRS 16	87

Additions	1,291

Repayment of lease obligation	(74)

Accreted interest	94

Balance – December 31, 2018	1,398

Less: Current portion	(90)

Non-current portion	1,308